Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets, net		$ 6,660		$ 7,130
Short-term operating lease liabilities	[1]	1,362		3,157
Long-term operating lease liabilities	[2]	5,472		4,420
Total operating lease liabilities		6,834		7,577
Operating lease costs		1,369		$ 3,201
Cash paid for amounts included in the measurement of operating lease liabilities		1,436	$ 1,715
Right-of-use assets obtained in exchange for new lease obligations		0	0
Net increase to operating lease ROU assets resulting from remeasurements of lease obligations		$ 1,069	$ 0

[1]	Includes related party operating lease liability of $1,222 and $1,298 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $3,597 and $4,414 at June 30, 2024 and December 31, 2023, respectively (see Note 12).